STATEMENT OF CASH FLOWS (Details) - Schedule of payments of loans to related entities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ThUS$
Payments of loans to related entities	$ (1,008,483)
Delta Airlines, Inc.[Member]
ThUS$
Payments of loans to related entities	(78,947)
Qatar Airways [Member]
ThUS$
Payments of loans to related entities	(78,947)
Costa Verde Aeronautica S.A. [Member]
ThUS$
Payments of loans to related entities	(257,533)
Lozuy S.A. [Member]
ThUS$
Payments of loans to related entities	(107,122)
QA Invesments Ltd [Member]
ThUS$
Payments of loans to related entities	(242,967)
QA Invesments 2 Ltd [Member]
ThUS$
Payments of loans to related entities	$ (242,967)